SARATOGA ADVANTAGE TRUST

James Alpha Global Real Estate Investments Portfolio

Class I	JARIX
Class A	JAREX
Class C	JACRX

Incorporated herein by reference is the definitive version of the Prospectus supplement for the James Alpha Global Real Estate Investments Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 31, 2017 (SEC Accession No. 0001580642-17-003308).